INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES	NOTE 7 - INVENTORIES: Inventories consist of the following:
	December 31
	2021	2020

Raw materials	3,842	3,642
Finished products	17,184	11,341
Total inventories	21,026	14,983